Statement of Stockholders' Deficit (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscriptions Receivable	Accumulated Deficit during Development Stage [Member]	Total
Balance at Nov. 02, 2008
Value of shares issued for cash, value (in Shares)		477,900,000	(477,900)	(23)		2,227
Issuance of shares for cash, shares (in Shares)		477,900,000	(477,900)	(23)		2,227
Net loss					$ (5,212)	$ (5,212)
Balance at Dec. 31, 2008		486,000	(483,750)	(23)	(5,212)	(2,985)
Balance, shares (in Shares) at Dec. 31, 2008		486,000,000
Value of shares issued for cash, value (in Shares)		21,600,000	(15,600)			6,000
Issuance of shares for cash, shares (in Shares)		21,600,000	(15,600)			6,000
Net loss					(18,191)	(18,191)
Stock subscription receivable received				23		23
Balance at Dec. 31, 2009		513,000	(503,250)		(23,403)	(13,653)
Balance, shares (in Shares) at Dec. 31, 2009		513,000,000
Net loss					(145,094)	(145,094)
Value of shares issued for claims or services, value		25,200	(18,200)			7,000
Issuance of shares for claims or services, shares (in Shares)		25,200,000
Forgiveness of loan			2,649			2,649
Balance at Dec. 31, 2010		538,200	(518,801)		(168,497)	(149,098)
Balance, shares (in Shares) at Dec. 31, 2010		538,200,000				538,200,000
Net loss					(319,180)	(319,180)
Shares cancelled		(440,820)	440,820
Shares cancelled (in Shares)		(440,820,000)
Shares issued for acquisition of assets	7,500	250,000	(499,962)			250,000
Shares issued for acquisition of assets (in Shares)	7,500,000	250,000,000
Capital contribution			200,751			200,751
Beneficial conversion feature			16,800			16,800
Value of shares issued for claims or services, value			14,965			14,965
Balance at Dec. 31, 2011	$ 7,500	$ 347,380	$ (345,427)		$ (487,677)	$ (478,224)
Balance, shares (in Shares) at Dec. 31, 2011	7,500,000	347,380,000				347,380,000